Annual Fund Operating Expenses - Polen Euro High Yield Bond ETF - Polen Euro High Yield Bond ETF	Apr. 14, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution or Similar (Non 12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.20%)	[4]
Net Expenses (as a percentage of Assets)	0.55%

[1]	The management fee is structured as a “unified fee.” Polen Capital Credit, LLC (“Polen Credit” or the “Adviser”) has agreed to pay all expenses incurred by the Fund except for the following expenses, each of which is paid by the Fund: interest and other costs of borrowing; taxes and other governmental fees; brokerage expenses, trading expenses and other expenses in connection with the execution of portfolio transactions or in connection with creation and redemption transactions; acquired fund fees and expenses; accrued deferred tax liability; extraordinary expenses and other non-routine expenses of the Fund; payments under the Fund’s 12b-1 Plan (if activated); and the management fee payable to the Adviser.
[2]	The Fund’s Rule 12b-1 Plan has been approved by the Board but has not been implemented, such that no related fees accrue to the Fund.
[3]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[4]	The Adviser has contractually agreed to waive 0.20% (20 basis points) of its investment advisory fee (the “Fee Waiver”). The Fee Waiver will remain in place for one year after the commencement of the Fund’s operations, unless the Board of Trustees approves its earlier termination.